CHANGE IN PRESENTATION CURRENCY - Disclosure of consolidated statements of financial position (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Current assets [abstract]
Cash and cash equivalents	$ 14,337,078		$ 29,061,142		$ 24,117,144		$ 24,117,144
Receivables and prepaid expenses	721,556		663,585		546,114
Loan receivable - current portion	47,830		24,752		0
Total Current Assets	15,106,464		29,749,479		24,663,258
Long-Term Deposits	33,294		23,723		16,262
Restricted Cash	18,147		18,144		1,484,941
Loan receivable - non-current portion	119,608		115,248		0
Property, Plant and Equipment	2,631,827		1,642,727		1,105,696		1,105,696
Right-of-Use Assets	759,711		852,642		729,374		729,374
Exploration and Evaluation Assets	56,491,140		56,809,632		47,235,079
Total Assets	75,160,191		89,211,595		75,234,610
Current Liabilities
Trade and other payables	2,487,332		2,628,158		1,009,048
Current reclamation and remediation liability	1,875,298		1,919,876		1,785,602
Current lease liability	460,690		369,708		235,323
Current equipment financing liability	202,577		132,351		0
Due to related parties	693,344		641,541		392,463
Total Current Liabilities	5,719,241		5,691,634		3,422,436
Long-Term Lease Liabilities	380,035		565,163		552,080
Long-Term Equipment Financing Liability	394,960		360,707		0
Reclamation and Remediation Liabilities	39,590,952		40,767,949		32,332,167
Total Liabilities	46,085,188		47,385,453		36,306,683
Shareholders' Equity
Share Capital	122,010,028		103,147,710		79,744,984
Reserves	7,124,353		5,834,550		4,140,664
Accumulated Other Comprehensive Income	212,831		182,446		2,131,419
Accumulated Deficit	(100,272,209)		(67,338,564)		(47,089,140)
Total Equity	29,075,003		41,826,142		38,927,927		$ 38,927,927
Total Liabilities and Equity	$ 75,160,191		$ 89,211,595		$ 75,234,610
Previously reported [Member]
Current assets [abstract]
Cash and cash equivalents		$ 37,000,648		$ 31,323,346		$ 31,323,346
Receivables and prepaid expenses		844,877		709,295
Loan receivable - current portion		31,515		0
Total Current Assets		37,877,040		32,032,641
Long-Term Deposits		30,204		21,121
Restricted Cash		23,100		1,928,641
Loan receivable - non-current portion		146,733		0
Property, Plant and Equipment		2,091,519		1,436,077
Right-of-Use Assets		1,085,584		947,310
Exploration and Evaluation Assets		72,330,024		61,348,921
Total Assets		113,584,204		97,714,711
Current Liabilities
Trade and other payables		3,346,166		1,310,553
Current reclamation and remediation liability		2,444,386		2,319,140
Current lease liability		470,713		305,638
Current equipment financing liability		168,510		0
Due to related parties		816,811		509,731
Total Current Liabilities		7,246,586		4,445,062
Long-Term Lease Liabilities		719,566		717,042
Long-Term Equipment Financing Liability		459,252		0
Reclamation and Remediation Liabilities		51,905,753		41,993,019
Total Liabilities		60,331,157		47,155,123
Shareholders' Equity
Share Capital		131,327,665		103,572,785
Reserves		7,458,553		5,186,287
Accumulated Other Comprehensive Income		(1,019,733)		(849,663)
Accumulated Deficit		(84,513,438)		(57,349,821)
Total Equity		53,253,047		50,559,588
Total Liabilities and Equity		$ 113,584,204		$ 97,714,711